SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Cash equivalents	$ 0	$ 0	$ 0
Inventory	$ 103,163	$ 101,300
Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful life (in years)	10 years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful life (in years)	5 years	5 years
Office equipment [Member] | Maximum [Member]
Estimated useful life (in years)	5 years	5 years
Office equipment [Member] | Minimum [Member]
Estimated useful life (in years)	3 years	3 years